Financial Instruments - Interest Rate Risk (Details) - Interest rate risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial instrument risk
Financial liabilities	€ (6,478,013)	€ (6,219,382)
Sensitivity analysis
Higher rate increment (as a percent)	1.00%	1.00%
Increase in interest expense if rate had been higher	€ 53,082	€ 52,999
Fixed-interest
Financial instrument risk
Financial liabilities	(1,244,375)	(1,170,000)
Variable-interest
Financial instrument risk
Financial liabilities	€ (5,233,638)	€ (5,049,382)